UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [_]; Amendment Number: ____

  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       AW Asset Management, LLC
            ------------------------------
Address:    535 Madison Avenue, 26th Floor
            ------------------------------
            New York, NY 10022
            ------------------------------

13F File Number: ______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arthur  Wrubel
         -----------------------------------
Title:   President & Chief Executive Officer
         -----------------------------------
Phone:   212-421-7002
         -----------------------------------

Signature, Place, and Date of Signing:

 /s/ Arthur Wrubel             New York, NY                 August 11, 2005
-------------------         -----------------           ---------------------
  [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number          Name

      28-___________           ________________________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ----------

Form 13F Information Table Entry Total:      38
                                         ----------

Form 13F Information Table Value Total:   $620,488
                                         ----------
                                         (thousands)

List of Other Included Managers:            None
                                         ----------

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                 WESLEY CAPITAL
                              13F INFORMATION TABLE
                                  June 30, 2005

              Column 1           Column 2  Column 3 Column 4          Column 5          Column 6      Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF            VALUE    SHARES OR         PUT/   INVESTMENT      OTHER       VOTING AUTHORITY
           NAME OF ISSUER          CLASS   CUSIP     (000)     PRN AMT  SH/PRN  CALL   DISCRETION     MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMERICA          Common  22025Y407  98,720  2,515,166    SH          SHARED-DEFINED    NONE   2,515,166
CARRAMERICA REALTY CORPORATION    Common  144418100  81,112  2,241,900    SH          SHARED-DEFINED    NONE   2,241,900
WEYERHAEUSER CO                   Common  962166104  55,286    868,600    SH          SHARED-DEFINED    NONE     868,600
SHURGARD STORAGE CENTERS INC.     Common  82567D104  51,334  1,116,929    SH          SHARED-DEFINED    NONE   1,116,929
POST PROPERTIES INC               Common  737464107  40,837  1,130,900    SH          SHARED-DEFINED    NONE   1,130,900
ALEXANDER & BALDWIN INC           Common  014482103  32,493    701,028    SH          SHARED-DEFINED    NONE     701,028
FAIRMONT HOTELS & RESORTS INC.    Common  305204109  30,880    866,600    SH          SHARED-DEFINED    NONE     866,600
INTRAWEST CORPORATION             Common  460915200  22,304    926,265    SH          SHARED-DEFINED    NONE     926,265
TAUBMAN CENTERS INC               Common  876664103  22,084    647,800    SH          SHARED-DEFINED    NONE     647,800
ARBOR REALTY TRUST, INC.          Common  038923108  19,216    669,550    SH          SHARED-DEFINED    NONE     669,550
ALEXANDERS INC.                   Common  014752109  18,134     72,900    SH          SHARED-DEFINED    NONE      72,900
CONSOLIDATED-TOMOKA LAND CO.      Common  210226106  15,944    185,400    SH          SHARED-DEFINED    NONE     185,400
URSTADT BIDDLE PROPERTIES INC.    Common  917286205  14,439    833,650    SH          SHARED-DEFINED    NONE     833,650
ORIGEN FINANCIAL, INC.            Common  68619E208  14,138  1,910,589    SH          SHARED-DEFINED    NONE   1,910,589
SUN COMMUNITIES INC               Common  866674104  13,061    351,200    SH          SHARED-DEFINED    NONE     351,200
CAVCO INDUSTRIES INC              Common  149568107  12,063    428,081    SH          SHARED-DEFINED    NONE     428,081
ONE LIBERTY PROPERTIES INC        Common  682406103  10,560    509,900    SH          SHARED-DEFINED    NONE     509,900
GLIMCHER REALTY TRUST SBICMN      Common  379302102  10,329    372,200    SH          SHARED-DEFINED    NONE     372,200
FELCOR LODGING TRUST INC          Common  31430F101  10,263    708,800    SH          SHARED-DEFINED    NONE     708,800
INTERSTATE HOTELS & RESRTS INC    Common  46088S106   7,195  1,465,310    SH          SHARED-DEFINED    NONE   1,465,310
MERISTAR HOSPITALITY CORPORATION  Common  58984Y103   6,739    783,600    SH          SHARED-DEFINED    NONE     783,600
W.P. CAREY & CO. LLCCMN           Common  92930Y107   5,575    190,400    SH          SHARED-DEFINED    NONE     190,400
MULTIPLEX GROUP (THE)             Common  9HH01N6L3   4,462  1,533,480    SH          SHARED-DEFINED    NONE   1,533,480
ACCREDITED HOME LENDRS HOLDG CO   Common  00437P107   3,630     82,500    SH          SHARED-DEFINED    NONE      82,500
BEDFORD PROPERTY INVESTORS INC    Common  076446301   3,253    141,300    SH          SHARED-DEFINED    NONE     141,300
FIELDSTRONE INVESTMENT CORP       Common  31659U300   3,151    218,814    SH          SHARED-DEFINED    NONE     218,814
HIGHWOODS PROPERTIES INC          Common  431284108   2,976    100,000    SH          SHARED-DEFINED    NONE     100,000
AAMES INVESTMENT CORPORATION      Common  00253G108   2,819    290,000    SH          SHARED-DEFINED    NONE     290,000
MORGUARD CORP                     Common  617577101   2,577    103,900    SH          SHARED-DEFINED    NONE     103,900
CHURCHILL DOWNS INC               Common  171484108   2,454     57,766    SH          SHARED-DEFINED    NONE      57,766
BEAZER HOMES USA, INC.            Option  0755609MW   1,817      3,160          PUT   SHARED-DEFINED    NONE       3,160
RAND ACQUISITION CORPORATION      Common  752182204     318     48,500    SH          SHARED-DEFINED    NONE      48,500
GEO GROUP INC                     Common  36159R103     251     10,000    SH          SHARED-DEFINED    NONE      10,000
WEYERHAEUSER CO                   Option  9621609AK      69      6,672          CALL  SHARED-DEFINED    NONE       6,672
DR. HORTON INC.                   Option  2333189MF       2      1,550          PUT   SHARED-DEFINED    NONE       1,550
WEYERHAEUSER CO                   Option  9621699AN       2        978          CALL  SHARED-DEFINED    NONE         978
DR. HORTON INC.                   Option  2333139MF       1        937          PUT   SHARED-DEFINED    NONE         937
METROPOLIS REALTY HOLDINGS LLC    Common  591728100       0     43,000    SH          SHARED-DEFINED    NONE      43,000
                                                     ------